INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments in associates using equity method of accounting

Investments in associates are accounted for using the equity method.  Investments in associates are detailed as follows:

						Ownership
			Functional	Investment value		interest
TAXPAYER ID	Name	Country	currency	12.31.2022	12.31.2021	12.31.2022	12.31.2021
86.881.400-4	Envases CMF S.A. (1)	Chile	CLP	23,519,277	21,863,790	50.00%	50.00%
Foreign	Leão Alimentos e Bebidas Ltda. (2)	Brazil	BRL	8,460,307	11,359,597	10.26%	10.26%
Foreign	Kaik Participações Ltda. (2)	Brazil	BRL	1,293,219	1,107,007	11.32%	11.32%
Foreign	SRSA Participações Ltda.	Brazil	BRL	55,072	51,615	40.00%	40.00%
Foreign	Sorocaba Refrescos S.A.	Brazil	BRL	26,694,836	24,258,224	40.00%	40.00%
Foreign	Trop Frutas do Brasil Ltda. (2)	Brazil	BRL	1,971,055	2,192,920	7.52%	7.52%
76.572.588.7	Coca-Cola del Valle New Ventures S.A.	Chile	CLP	30,350,832	30,656,041	35.00%	35.00%
Total				92,344,598	91,489,194
(1)	In Envases CMF S.A., regardless of the percentage of ownership interest, it was determined that no controlling interest was held, only a significant influence, given that there was not a majority vote of the Board of Directors to make strategic business decisions.
(2)	In these companies, regardless of the ownership interest, it has been defined that the Company has significant influence, given that it has the right to appoint directors.

Schedule of movement of investments in associates accounted for using the equity method

Description	12.31.2022	12.31.2021
	ThCh$	ThCh$
Opening balance	91,489,194	87,956,354
Dividends received	(4,383,645)	(3,236,541)
Share in operating income	2,118,728	4,041,118
Amortization unrealized income in associates	—	(435,884)
Other increase (decrease) in investments in associates+	3,120,321	3,164,147
Ending balance	92,344,598	91,489,194

*Mainly due to foreign exchange rates

Schedule of reconciliation of share of profit in investments in associates

Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$
Share in operating income	2,118,728	4,041,118	3,248,680
Unrealized earnings from product inventory acquired from associates and not sold at the end of the period, which is presented as a discount in the respective asset account (containers and / or inventory)	(568,767)	(512,131)	(528,122)
Amortization goodwill in the sale of fixed assets of Envases CMF S.A.	—	42,633	85,266
Amortization goodwill preferred rights CCDV S.A.	(140,892)	(478,518)	(523,061)
Income statement balance	1,409,069	3,093,102	2,228,763

Summary of financial information by associates

At December 31, 2022

	Envases CMF	Sorocaba Refrescos	Kaik Participaçōes	SRSA Participaçōes	Leão Alimentos e	Trop Frutas do Brasil	Coca-Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ltda.	Ventures S,A,
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	63,615,517	41,997,646	—	22,376	77,547,906	22,235,713	26,927,496
Long term assets	52,964,004	89,524,823	11,424,515	317,159	54,195,351	27,128,282	75,247,746
Total assets	116,579,521	131,522,469	11,424,515	339,535	131,743,257	49,363,995	102,175,242
Short term liabilities	45,222,022	21,366,336	—	201,853	16,269,385	14,693,964	9,038,769
Long term liabilities	24,318,944	45,013,681	31	—	11,698,126	12,270,207	5,480,067
Total liabilities	69,540,966	66,380,017	31	201,853	27,967,511	26,964,171	14,518,836
Total Equity	47,038,555	65,142,452	11,424,484	137,682	103,775,746	22,630,444	87,656,406
Total revenue from ordinary activities	97,834,148	-741	782,772	134,401	65,797,238	45,104,125	25,249,336
Net income before taxes	6,640,224	478,458	782,772	134,401	3,804,172	(5,105,685)	(896,914)
Net income after taxes	5,517,062	243,170	782,772	134,401	1,427,601	(5,067,707)	163,561
Other comprehensive income	—	9,680,320	—	—	1,522	275,534	—
Total comprehensive income	5,517,062	9,923,490	782,772	134,401	1,429,123	(4,792,173)	163,561

Reporting date (See Note 2.3)	12.31.2022	11.30.2022	11.30.2022	11.30.2022	11.30.2022	11.30.2022	12.31.2022

At December 31, 2021:

	Envases CMF	Sorocaba Refrescos	Kaik Participaçōes	SRSA Participaçōes	Leão Alimentos e	Trop Frutas do Brasil	Coca-Cola del Valle New
	S.A.	S.A.	Ltda.	Ltda.	Bebidas Ltda.	Ltda.	Ventures S.A.
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Short term assets	72,400,404	19,468,334	—	20,648	68,192,154	16,765,435	29,227,758
Long term assets	42,875,230	92,639,217	9,779,486	294,662	50,034,496	33,021,014	75,706,352
Total assets	115,275,634	112,107,551	9,779,486	315,310	118,226,650	49,786,449	104,934,110
Short term liabilities	57,080,891	21,255,566	—	186,266	12,991,480	10,009,915	10,181,664
Long term liabilities	14,467,165	34,960,269	28	—	6,489,944	18,294,787	7,164,058
Total liabilities	71,548,056	56,215,834	28	186,266	19,481,425	28,304,702	17,345,722
Total Equity	43,727,578	55,891,716	9,779,458	129,043	98,745,226	21,481,747	87,588,388
Total revenue from ordinary activities	77,805,312	(25,164,499)	204,624	126,016	94,169,579	35,224,230	46,509,329
Earnings before taxes	7,347,219	4,518,371	204,624	126,016	2,876,850	(31,042,731)	2,306,620
Earnings after taxes	5,509,658	2,573,415	204,624	126,016	1,556,223	(37,324,877)	2,869,945
Other comprehensive income	—	2,363,061	—	—	49,784	30,547,925	—
Total comprehensive income	5,509,658	4,936,476	204,624	126,016	1,606,007	(6,776,952)	2,869,945

Reporting date (See Note 2.3)	12.31.2021	11.30.2021	11.30.2021	11.30.2021	11.30.2021	11.30.2021	12.31.2021